Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SEASONS SERIES TRUST
SA Multi-Managed Income Portfolio
(the “Portfolio”)
Supplement dated October 24, 2023, to the Portfolio’s
Summary Prospectus, Prospectus and Statement of Additional Information, each dated
July 28, 2023, as supplemented and amended to date
At a meeting held on October 12, 2023, the Board of Trustees of Seasons Series Trust (the “Trust”) approved an advisory fee waiver agreement (the “Fee Waiver Agreement”) and an expense limitation agreement (the “Expense Limitation Agreement”), each between SunAmerica Asset Management, LLC (“SunAmerica”) and the Trust, on behalf of the Portfolio. Each of the Fee Waiver Agreement and the Expense Limitation Agreement will be effective on November 1, 2023.
Pursuant to the Fee Waiver Agreement, SunAmerica is contractually obligated to waive a portion of its advisory fee with respect to the Portfolio so that the net advisory fee rate payable by the Portfolio to SunAmerica under the Investment Advisory and Management Agreement with the Trust is equal to 0.64% of the Portfolio’s average daily net assets on the first $250 million, 0.59% of the Portfolio’s average daily net assets on the next $250 million and 0.54% of the Portfolio’s average daily net assets over $500 million. The Fee Waiver Agreement will continue in effect through July 31, 2025. In addition, the Fee Waiver Agreement will automatically terminate upon the termination of the Investment Advisory and Management Agreement with respect to the Portfolio.
Pursuant to the Expense Limitation Agreement, SunAmerica has contractually agreed to waive its fees and/or reimburse expenses to the extent necessary so that the total annual portfolio operating expenses for the Portfolio do not exceed 1.13% of its average daily net assets for Class 1 shares, 1.28% of its average daily net assets for Class 2 shares, and 1.38% of its average daily net assets for Class 3 shares. The Expense Limitation Agreement will continue in effect through July 31, 2025. In addition, the Expense Limitation Agreement will automatically terminate upon the termination of the Investment Advisory and Management Agreement with respect to the Portfolio.

SA Multi-Managed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SEASONS SERIES TRUST
SA Multi-Managed Income Portfolio
(the “Portfolio”)
Supplement dated October 24, 2023, to the Portfolio’s
Summary Prospectus, Prospectus and Statement of Additional Information, each dated
July 28, 2023, as supplemented and amended to date
At a meeting held on October 12, 2023, the Board of Trustees of Seasons Series Trust (the “Trust”) approved an advisory fee waiver agreement (the “Fee Waiver Agreement”) and an expense limitation agreement (the “Expense Limitation Agreement”), each between SunAmerica Asset Management, LLC (“SunAmerica”) and the Trust, on behalf of the Portfolio. Each of the Fee Waiver Agreement and the Expense Limitation Agreement will be effective on November 1, 2023.
Pursuant to the Fee Waiver Agreement, SunAmerica is contractually obligated to waive a portion of its advisory fee with respect to the Portfolio so that the net advisory fee rate payable by the Portfolio to SunAmerica under the Investment Advisory and Management Agreement with the Trust is equal to 0.64% of the Portfolio’s average daily net assets on the first $250 million, 0.59% of the Portfolio’s average daily net assets on the next $250 million and 0.54% of the Portfolio’s average daily net assets over $500 million. The Fee Waiver Agreement will continue in effect through July 31, 2025. In addition, the Fee Waiver Agreement will automatically terminate upon the termination of the Investment Advisory and Management Agreement with respect to the Portfolio.
Pursuant to the Expense Limitation Agreement, SunAmerica has contractually agreed to waive its fees and/or reimburse expenses to the extent necessary so that the total annual portfolio operating expenses for the Portfolio do not exceed 1.13% of its average daily net assets for Class 1 shares, 1.28% of its average daily net assets for Class 2 shares, and 1.38% of its average daily net assets for Class 3 shares. The Expense Limitation Agreement will continue in effect through July 31, 2025. In addition, the Expense Limitation Agreement will automatically terminate upon the termination of the Investment Advisory and Management Agreement with respect to the Portfolio.